Note 12 - Property, Plant and Equipment (Tables)	6 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Disclosure of detailed information about property, plant and equipment [text block]
	Land and buildings	Mine development, infrastructure and other	Exploration and Evaluation assets	Plant and equipment	Fixtures and fittings	Motor vehicles	Total

Cost

Balance at January 1, 2019	10,339	74,509	6,967	32,675	923	2,402	127,815
Initial recognition of right of use assets	409	-	-	-	-	-	409
Additions*	267	19,020	172	897	88	151	20,595
Impairments	-	-	-	(144)	-	-	(144)
Disposals	(212)	-	-	-	-	(16)	(228)
Reallocations between asset classes	25	(2,989)	-	2,964	-	-	-
Foreign exchange movement	5	2	-	3	7	1	18
Balance at December 31, 2019	10,833	90,542	7,139	36,395	1,018	2,538	148,465
Additions*	-	6,633	62	1,314	46	133	8,188
Impairments	-	-	-	(59)	-	-	(59)
Reallocations between asset classes	556	(687)	-	131	-	-	-
Foreign exchange movement	(37)	-	-	(28)	(59)	(7)	(131)
Balance at June 30, 2020	11,352	96,488	7,201	37,753	1,005	2,664	156,463
	Land and buildings	Mine development, infrastructure and other	Exploration and Evaluation assets	Plant and equipment	Fixtures and fittings	Motor vehicles	Total

Accumulated depreciation and Impairment losses

Balance at January 1, 2019	4,411	5,821	-	17,357	649	2,150	30,388
Initial recognition of right of use of assets	146	-	-	-	-	-	146
Depreciation for the year	1,005	504	-	2,693	99	133	4,434
Impairments	-	-	-	-	-	-	-
Disposals	(149)	-	-	-	-	(16)	(165)
Foreign exchange movement	-	-	-	-	5	6	11
Balance at December 31, 2019	5,413	6,325	-	20,050	753	2,273	34,814
Depreciation	507	294	-	1,396	46	71	2,314
Foreign exchange movement	(21)	-	-	-	(52)	(2)	(75)
Balance at June 30, 2020	5,899	6,619	-	21,446	747	2,342	37,053
Carrying amounts
At December 31, 2019	5,420	84,217	7,139	16,345	265	265	113,651
At June 30, 2020	5,453	89,869	7,201	16,307	258	322	119,410